Retirement Benefits (Effect Of One Percentage Point Change In Trend Rate On Accumulated Postretirement Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Retirement Benefits [Abstract]
1% Point Increase - Accumulated postretirement benefit obligation	$ 1
1% Point Increase - Net Postretirement Health Care Benefit Plan benefit	0
1% Point Decrease - Accumulated postretirement benefit obligation	(1)
1% Point Decrease - Net Postretirement Health Care Benefit Plan benefit	$ 0